Fees Summary	Sep. 29, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,911,452.68
Previously Paid Amount	0
Total Fee Amount	445.74
Total Offset Amount	0
Net Fee	$ 445.74